Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Classes of current inventories [abstract]
Raw materials and consumables	$ 1,713	$ 1,904
Work in progress	3,827	3,046
Finished goods	710	834
Total	6,250	5,784
Current	4,935	4,426
Non-current	$ 1,315	$ 1,358